Annual Fund Operating Expenses - Invenomic Fund	Mar. 02, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Invenomic Fund Institutional Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.81%	[1]
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	1.32%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	3.07%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	3.05%
Invenomic Fund Investor Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.74%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.81%	[1]
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	1.32%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	3.32%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	3.30%
Invenomic Fund Super Institutional Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.81%	[1]
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.82%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	2.80%

[1]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.
[2]	This number represents the combined total fees and operating expenses of underlying funds owned by the Fund and would not be a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[3]	Pursuant to the agreement, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class and Super Institutional Class shares, respectively, through February 28, 2027. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.